Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common stock, dividends declared (in dollars per share)	$ 0.96	$ 0.92	$ 0.88
Stock repurchased during period (in shares)		298,601	181,586
Stock issued during period, new issues (in shares)	6,141	28,583	40,532
Shares issued, share-based payment arrangement, after forfeiture (in shares)	95,966	77,211	62,114
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)	42,026	35,531	28,125